ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Description of share transfer agreement	the Company agreed to transfer all of the equity interests in Wanwang to Xiaoshi Huang in consideration for US$40 million
Chia Liberal Fujian Education Technology Group Co., Ltd
Owned subsidiary of Boya Hong Kong	100.00%
Date of incorporation	Apr. 19, 2021
Registered capital	$ 7,900,000
Boya Hong Kong [Member] | China Liberal Beijing [Member]
Owned subsidiary of Boya Hong Kong	100.00%
Date of incorporation	Aug. 08, 2011
Registered capital	$ 5,100,000
Proportion of ownership interest in subsidiary	91.1772%
Remaining proportion of ownership interest in subsidiary	8.8228%
Non-controlling interest	8.8228%
Non-controlling interest total price	$ 453,669
Total value of the non-controlling interest	$ 540,907
Ownership interest owned by Shareholders	100.00%
Boya Hong Kong [Member] | Yi Xin BVI [Member]
Proportion of ownership interest in subsidiary	100.00%
Name Of Subsidiary	Yi Xin BVI International Investment Limited
Common Stock
Name Of Subsidiary	China Liberal Education Holdings Limited
Place Of Incorporation	Cayman Islands